Segment information - Summary (Details) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) segment	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Segment information
Number of reportable segments | segment		3
Number of operating segments | segment		4
Net sales		€ 21,852	€ 23,315	€ 22,563
Depreciation and amortization		(1,132)	(1,660)	(1,455)
Goodwill impairment	€ (200)	(200)
Operating (loss)/profit		885	485	(59)
Share of results of associated companies and joint ventures		22	12	12
Operating segments
Segment information
Net sales		21,854	23,344	22,580
Depreciation and amortization		(725)	(736)	(515)
Operating (loss)/profit		2,081	2,003	2,180
Share of results of associated companies and joint ventures		22	12	12
Operating segments | Networks
Segment information
Net sales		16,847	18,207	17,403
Depreciation and amortization		(557)	(566)	(383)
Operating (loss)/profit		935	665	773
Share of results of associated companies and joint ventures		25	12	12
Operating segments | Mobile Access
Segment information
Net sales		10,630	11,655	11,273
Operating segments | Fixed Access
Segment information
Net sales		1,759	1,881	1,980
Operating segments | IP Routing
Segment information
Net sales		2,768	2,921	2,545
Operating segments | Optical Networks
Segment information
Net sales		1,695	1,752	1,606
Operating segments | Nokia Software
Segment information
Net sales		2,656	2,767	2,713
Depreciation and amortization		(81)	(85)	(65)
Operating (loss)/profit		507	589	450
Operating segments | Nokia Technologies
Segment information
Net sales		1,388	1,473	1,486
Depreciation and amortization		(32)	(31)	(21)
Operating (loss)/profit		1,164	1,239	1,203
Share of results of associated companies and joint ventures		1
Operating segments | Group Common and Other
Segment information
Net sales		963	897	978
Depreciation and amortization		(55)	(54)	(46)
Operating (loss)/profit		(525)	(490)	(246)
Share of results of associated companies and joint ventures		(4)
Eliminations
Segment information
Net sales		(38)	(71)	(63)
Eliminations | Networks
Segment information
Net sales		(5)	(2)	(1)
Eliminations | Nokia Technologies
Segment information
Net sales		(14)	(14)	(15)
Eliminations | Group Common and Other
Segment information
Net sales		(19)	(55)	(47)
Unallocated items
Segment information
Net sales		2	29	17
Depreciation and amortization		(407)	(924)	(940)
Goodwill impairment		(200)
Operating (loss)/profit		€ 1,196	€ 1,518	€ 2,239